UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 56.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		172	$169,627
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		232	185,958
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,741	4,494,806
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		1,420	1,433,649
Term Loan, 3.98%, Maturing June 4, 2021		2,389	2,408,159
Term Loan, 3.77%, Maturing June 9, 2023		3,325	3,361,273
Wesco Aircraft Hardware Corp.
Term Loan, 3.27%, Maturing October 4, 2021		1,136	1,127,108

			$13,180,580

Automotive — 1.8%
Allison Transmission, Inc.
Term Loan, 3.26%, Maturing September 23, 2022		1,796	$1,822,621
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		1,729	1,751,715
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,289	1,290,173
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,331	3,343,987
Term Loan, 3.27%, Maturing December 31, 2018		1,597	1,603,393
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		6,107	6,057,815
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		2,258	2,284,022
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		957	974,906
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		6,053	6,077,155
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		875	870,625
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	938	999,399
Term Loan, 4.50%, Maturing June 30, 2022		1,407	1,428,295
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		3,206	3,217,981

			$31,722,087

Beverage and Tobacco — 0.2%
9941762 Canada, Inc.
Term Loan, 4.75%, Maturing December 15, 2023		2,600	$2,632,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	932	$759,478
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)	1,000	600,000

		$3,991,978

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	637	$639,037
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	2,265	1,993,480
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	890	852,395

		$3,484,912

Building and Development — 1.4%
American Builders & Contractors Supply Co.
Term Loan, 3.52%, Maturing October 31, 2023	3,050	$3,084,041
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,228	1,237,336
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,386	1,395,525
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,740	1,759,153
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	4,195	4,216,609
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	487	489,527
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	2,375	2,404,687
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing November 15, 2023	3,125	3,160,156
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 9, 2023	2,285	2,290,776
Realogy Corporation
Term Loan, 3.77%, Maturing July 20, 2022	931	946,347
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	714	720,485
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	698	704,069
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	1,650	1,658,250

		$24,066,961

Business Equipment and Services — 4.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,764	$3,678,096
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	2,399	2,419,697
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,522	1,506,567
Aptean, Inc.
Term Loan, Maturing December 24, 2022(4)	950	961,875
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	1,372	1,390,079
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	480	481,712
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	2,230	2,231,097

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		345	$350,352
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,995	1,496,080
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		466	114,097
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		871	40,627
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,928	4,922,032
Term Loan, 6.00%, Maturing February 9, 2023		2,970	2,954,849
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,469	2,477,372
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,832	1,841,042
First Data Corporation
Term Loan, 3.76%, Maturing July 10, 2022		5,178	5,241,321
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		295	296,102
Term Loan, 4.00%, Maturing November 6, 2020		1,700	1,704,576
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,761	4,119,139
Global Payments, Inc.
Term Loan, 3.27%, Maturing April 22, 2023		414	418,501
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,504	2,524,773
Information Resources, Inc.
Term Loan, 5.56%, Maturing September 30, 2020		2,506	2,508,435
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		545	547,233
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,350	1,437,448
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		873	881,541
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		3,349	3,376,278
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		7,025	7,098,763
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		1,389	1,298,773
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		2,956	2,990,294
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		1,627	1,629,613
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		1,372	1,394,280
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		3,977	3,972,985
TransUnion, LLC
Term Loan, 3.52%, Maturing April 9, 2021		297	299,416
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,510	1,525,383
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		314	315,112

			$70,445,540

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.8%
Altice US Finance I Corporation
Term Loan, 3.88%, Maturing January 15, 2025		1,425	$1,443,703
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		783	786,062
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		293	297,289
Charter Communications Operating, LLC
Term Loan, 3.02%, Maturing July 1, 2020		361	362,602
Term Loan, 3.01%, Maturing January 24, 2023		2,407	2,422,021
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024		4,076	4,125,968
Global Eagle Entertainment, Inc.
Term Loan, Maturing December 22, 2022(4)		1,425	1,407,187
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,110	1,117,727
Term Loan, 3.50%, Maturing June 30, 2021		1,146	1,157,260
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		635	640,140
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	817	868,968
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024		1,020	1,031,349
Telenet International Finance S.a.r.l.
Term Loan, 3.70%, Maturing January 31, 2025		2,325	2,343,891
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,230,614
Term Loan, 3.49%, Maturing January 31, 2025		8,050	8,096,956
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	2,725	2,885,158

			$31,216,895

Chemicals and Plastics — 3.5%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		371	$370,823
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		2,905	2,941,588
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		2,503	2,524,112
Term Loan, 3.50%, Maturing January 6, 2021		6,670	6,723,058
Term Loan, 3.75%, Maturing October 1, 2022		1,178	1,190,642
Chemours Company (The)
Term Loan, 3.77%, Maturing May 12, 2022		791	790,938
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		649	653,888
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		725	726,359
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		194	196,077
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		1,174	1,177,790
GCP Applied Technologies, Inc.
Term Loan, 4.25%, Maturing February 3, 2022		645	652,383
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,053	2,079,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Huntsman International, LLC
Term Loan, 3.74%, Maturing April 19, 2019		822	$826,747
Term Loan, 3.53%, Maturing October 1, 2021		998	1,001,241
Term Loan, 3.91%, Maturing April 1, 2023		2,269	2,289,169
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	516	549,597
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,430	6,455,472
Term Loan, 4.25%, Maturing March 31, 2022		835	844,223
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		4,250	4,295,156
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		389	393,862
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		393	398,291
Term Loan, 5.00%, Maturing June 7, 2023		3,517	3,564,458
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,326	1,344,469
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	1,103	1,180,389
Term Loan, 4.00%, Maturing July 25, 2021		758	762,361
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		1,236	1,207,930
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		594	601,676
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		1,468	1,483,752
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		391	392,436
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,271	1,360,730
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		83	83,574
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		471	473,585
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,112	1,111,810
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		2,857	2,891,492
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,408	2,418,303
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,802	3,833,446
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		723	729,606
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		394	397,447

			$60,918,191

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		3,755	$3,667,822

			$3,667,822

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,363,206
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,289	3,059,114
Spectrum Brands, Inc.
Term Loan, 3.33%, Maturing June 23, 2022		1,798	1,821,397

			$6,243,717

Containers and Glass Products — 1.0%
Flex Acquisition Company, Inc.
Term Loan, Maturing December 29, 2023(4)		2,300	$2,325,157
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		511	515,617
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	360,434
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		10,117	10,240,118
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		2,824	2,844,578
Verallia Packaging S.A.S.
Term Loan, 3.75%, Maturing October 28, 2022	EUR	1,925	2,040,826

			$18,326,730

Cosmetics/Toiletries — 0.3%
Coty, Inc.
Term Loan, 3.09%, Maturing October 27, 2022		1,042	$1,053,862
Galleria Co.
Term Loan, 3.75%, Maturing September 29, 2023		2,100	2,113,108
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,827	1,847,427
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		647	653,664

			$5,668,061

Drugs — 2.4%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		2,850	$2,889,069
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2021		1,153	1,163,172
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,822	1,824,723
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		4,653	4,658,469
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		2,956	2,978,579
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		2,135	2,152,601
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		3,589	3,608,097
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		272	272,581
Term Loan, 5.50%, Maturing May 7, 2021		825	831,187
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		6,512	6,584,862

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,969	$1,976,873
Term Loan, 3.75%, Maturing March 19, 2021		1,466	1,472,534
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.52%, Maturing October 20, 2018		332	331,718
Term Loan, 5.25%, Maturing December 11, 2019		3,329	3,329,537
Term Loan, 5.25%, Maturing August 5, 2020		5,505	5,500,407
Term Loan, 5.50%, Maturing April 1, 2022		3,284	3,291,912

			$42,866,321

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		2,516	$2,542,209
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		2,186	2,213,088
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	1,596	1,185,722
Term Loan, 3.75%, Maturing September 29, 2023		973	975,602

			$6,916,621

Electronics/Electrical — 5.4%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		1,502	$773,594
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		2,259	2,280,846
Avago Technologies Cayman Ltd.
Term Loan, 3.70%, Maturing February 1, 2023		7,336	7,448,344
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		2,370	2,404,365
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		903	880,481
CommScope, Inc.
Term Loan, 3.27%, Maturing December 29, 2022		2,076	2,097,637
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		1,333	1,357,011
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		1,437	1,444,510
Entegris, Inc.
Term Loan, 2.75%, Maturing April 30, 2021		330	334,020
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		1,986	1,956,476
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		733	733,296
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		4,980	5,027,586
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		2,682	2,700,711
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		675	682,312
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		1,050	1,044,422
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		9,818	9,838,292
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		3,629	3,617,072

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	684	$683,586
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021	1,056	1,067,965
MA FinanceCo., LLC
Term Loan, 4.52%, Maturing November 20, 2019	2,194	2,220,950
Term Loan, 4.52%, Maturing November 19, 2021	2,530	2,561,402
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,833	2,854,444
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,565	1,580,137
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	575	582,134
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	1,596	1,626,923
NXP B.V.
Term Loan, 3.27%, Maturing January 11, 2020	2,516	2,529,650
Term Loan, 3.27%, Maturing December 7, 2020	1,130	1,137,636
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	900	902,796
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	298,750
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	1,372	1,386,871
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	258	255,498
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	5,137	4,709,977
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	1,287	1,295,752
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	205	207,772
Term Loan, 4.00%, Maturing July 8, 2022	2,008	2,036,041
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,971	3,000,683
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,110	1,097,606
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	875	871,719
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	3,641	3,668,637
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	3,760	3,479,633
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	2,818	2,832,027
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	1,507	1,511,839
Western Digital Corporation
Term Loan, 4.52%, Maturing April 29, 2023	2,706	2,747,480
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	2,160	2,183,459

		$93,952,342

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.75%, Maturing March 6, 2021	3,275	$3,304,066
Flying Fortress, Inc.
Term Loan, 3.25%, Maturing April 30, 2020	4,712	4,747,004

		$8,051,070

Financial Intermediaries — 2.2%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	522	$530,211
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,737	1,719,825
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,419,312
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,152	3,160,214
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	1,584	1,584,495
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	524	530,670
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	1,821	1,848,750
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,192	1,194,575
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	3,096	3,123,036
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	799	801,087
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	3,879	3,930,012
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	305	285,447
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	338	340,475
NFP Corp.
Term Loan, Maturing December 9, 2023(4)	525	530,797
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	2,600	2,635,750
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	475	481,136
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	5,075	5,189,187
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	1,859	1,863,300
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	837	840,818
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	5,979	5,685,683

		$38,694,780

Food Products — 1.6%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	1,846	$1,874,836
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	1,341	1,356,066

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Charger OpCo B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	126	$134,433
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		937	940,877
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		4,181	3,850,212
Dole Food Company, Inc.
Term Loan, 4.61%, Maturing November 1, 2018		2,507	2,528,187
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,005	1,003,781
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		3,667	3,680,287
Term Loan, 3.75%, Maturing September 18, 2020		1,935	1,956,769
Term Loan, 4.00%, Maturing October 30, 2022		792	799,590
Keurig Green Mountain, Inc.
Term Loan, 5.29%, Maturing March 3, 2023		688	699,448
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		4,552	4,596,226
Term Loan, 6.25%, Maturing May 5, 2023	GBP	995	1,239,778
Oak Tea, Inc.
Term Loan, 3.25%, Maturing July 2, 2022		1,601	1,610,211
Pinnacle Foods Finance, LLC
Term Loan, 3.27%, Maturing April 29, 2020		822	829,314
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 26, 2023	EUR	1,500	1,601,598

			$28,701,613

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		6,229	$6,289,643
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,134	1,132,518
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		422	428,789
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		3,050	3,087,362
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		1,883	1,917,993
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		667	669,667
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		889	879,946
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		314	316,042
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020		7,653	6,395,002
Yum! Brands, Inc.
Term Loan, 3.49%, Maturing June 16, 2023		1,194	1,211,307

			$22,328,269

Food/Drug Retailers — 0.6%
Albertsons, LLC
Term Loan, 3.77%, Maturing August 22, 2021		3,989	$4,039,096
Term Loan, 4.25%, Maturing December 22, 2022		698	709,410
Term Loan, 4.06%, Maturing June 22, 2023		3,275	3,326,463

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	$553,352
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	700	703,427
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,040	1,049,403
Vestcom International, Inc.
Term Loan, Maturing December 13, 2023(4)	625	628,125

		$11,009,276

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing October 27, 2023	2,244	$2,255,597

		$2,255,597

Health Care — 5.5%
Acadia Healthcare Company, Inc.
Term Loan, 3.76%, Maturing February 11, 2022	294	$295,838
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	1,879	1,896,930
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,115	1,131,276
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,882	1,881,453
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,360	1,345,917
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,310	1,310,494
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	983	990,521
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	973	972,562
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	800	798,000
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	619,118
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,489	3,441,269
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	174	175,270
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,631	2,656,512
Community Health Systems, Inc.
Term Loan, 4.18%, Maturing December 31, 2018	1,629	1,606,094
Term Loan, 3.75%, Maturing December 31, 2019	2,810	2,729,227
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	618	621,713
Convatec, Inc.
Term Loan, 3.25%, Maturing October 31, 2023	700	705,250
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,300	1,285,005
DaVita HealthCare Partners, Inc.
Term Loan, 3.52%, Maturing June 24, 2021	4,144	4,192,095
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,592	2,491,740

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Drive DeVillbiss Healthcare
Term Loan, Maturing January 3, 2023(4)	875	$802,812
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	7,300	7,368,437
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	464	468,210
Term Loan, 4.25%, Maturing August 30, 2020	1,533	1,547,202
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	698	702,905
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,259	1,272,242
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,133	2,144,676
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, Maturing February 27, 2021	6,127	6,176,824
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,187	3,167,103
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,148	1,156,106
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023	2,750	2,759,883
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,310	3,312,304
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	6,638	6,666,568
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	1,308	1,322,101
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,011	995,416
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,761	2,813,905
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	735	723,662
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	681	684,473
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	360	181,886
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	2,784	2,716,879
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,298	2,171,456
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,095	4,075,164
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	875	882,383
Quintiles IMS Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	5,775	5,821,788
RadNet, Inc.
Term Loan, 4.75%, Maturing July 1, 2023	1,728	1,738,926
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,381	1,406,159
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	839	845,136

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,470	$1,473,675

			$96,544,565

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023		5,325	$5,378,250

			$5,378,250

Industrial Equipment — 2.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,331	$3,294,664
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,147	1,162,898
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		544	525,213
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,075	1,092,491
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		1,133	1,143,970
Term Loan, 5.50%, Maturing January 15, 2021		695	705,171
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,837	1,845,402
Term Loan, Maturing November 21, 2020(4)		504	506,300
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		4,756	4,714,725
Term Loan, 4.75%, Maturing July 30, 2020	EUR	460	479,180
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		7,000	7,015,669
Generac Power Systems, Inc.
Term Loan, 3.60%, Maturing May 31, 2023		1,587	1,601,258
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,450	3,471,466
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,387	1,401,273
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		3,178	2,943,670
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	1,100	1,153,653
Rexnord, LLC
Term Loan, 3.75%, Maturing August 21, 2023		6,879	6,920,161
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,344	1,350,140
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		381	361,241
Tank Holding Corp.
Term Loan, 5.27%, Maturing March 16, 2022		764	756,211
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,053	2,162,449
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		506	505,026

			$45,112,231

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 1.9%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022	2,192	$2,203,039
Term Loan, 5.25%, Maturing August 12, 2022	622	629,648
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	4,927	4,975,032
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	1,264	1,284,904
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	875	883,385
Asurion, LLC
Term Loan, 4.02%, Maturing July 8, 2020	693	697,209
Term Loan, 5.00%, Maturing August 4, 2022	6,062	6,133,575
Term Loan, 4.75%, Maturing November 3, 2023	2,195	2,221,931
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,850	2,892,750
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	2,615	2,214,726
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020	572	464,741
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	4,454	4,482,723
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,575	3,593,977

		$32,677,640

Leisure Goods/Activities/Movies — 2.8%
AMC Entertainment, Inc.
Term Loan, 3.51%, Maturing December 15, 2023	650	$657,110
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	3,525	3,554,257
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	5,450	5,490,875
Bright Horizons Family Solutions, Inc.
Term Loan, 3.50%, Maturing November 7, 2023	867	874,867
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	1,979	1,998,994
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	3,231	3,269,928
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,484	1,495,246
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	297	297,000
Kasima, LLC
Term Loan, 3.49%, Maturing May 17, 2021	529	533,382
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	273	274,692
Term Loan, 5.82%, Maturing May 8, 2021	2,118	2,128,861
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 26, 2023	6,850	6,926,840
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	2,068	2,080,685
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	1,613	1,626,609
National CineMedia, LLC
Term Loan, 3.52%, Maturing November 26, 2019	575	578,145

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	3,654	$3,715,531
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,161	1,173,185
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	2,265	2,239,764
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	557	222,879
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,963	1,958,091
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,452	3,331,271
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	2,425	2,455,565
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	1,378	1,390,900

		$48,274,677

Lodging and Casinos — 2.0%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	5,223	$5,251,929
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	1,006	1,011,911
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	181	182,655
Term Loan, 3.76%, Maturing September 15, 2023	998	1,008,722
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	1,504	1,666,144
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	2,027	2,050,179
ESH Hospitality, Inc.
Term Loan, 3.77%, Maturing August 30, 2023	2,394	2,426,420
Four Seasons Holdings, Inc.
Term Loan, 3.75%, Maturing November 30, 2023	1,100	1,113,521
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	501	507,314
Term Loan, 4.50%, Maturing November 21, 2019	1,169	1,183,733
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	442	446,258
Term Loan, 3.26%, Maturing October 25, 2023	6,010	6,086,529
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	2,263	2,267,872
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.52%, Maturing April 25, 2023	2,332	2,353,147
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	2,560	2,572,840
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	853	862,012
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,074	4,134,601

		$35,125,787

Nonferrous Metals/Minerals — 0.8%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	574	$626,134

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	517	$526,297
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	836	842,138
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	3,132	3,052,967
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	1,022	1,042,247
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	2,335	2,236,778
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	524	93,199
Novelis, Inc.
Term Loan, 4.02%, Maturing June 2, 2022	3,768	3,792,182
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	103	103,643
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,425	1,410,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	553	197,893

		$13,924,228

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,053	$1,631,514
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,698	1,702,602
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	990	1,005,809
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,768	1,775,499
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	927	910,710
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	271	214,912
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	2,200	2,204,125
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,296	1,237,620
Term Loan, 8.00%, Maturing August 31, 2020	275	264,000
Term Loan, 8.38%, Maturing September 30, 2020	363	314,386
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	512	365,757
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,525	6,333,350
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	1,111	411,047
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,900	465,500
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,005	2,770,123
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	46	37,647
Term Loan, 4.44%, Maturing December 16, 2020	125	100,947
Term Loan, 4.44%, Maturing December 16, 2020	896	725,676

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	238	$207,926
Term Loan, 4.45%, Maturing October 1, 2019	1,793	1,569,154
Term Loan, 4.50%, Maturing October 1, 2019	145	127,002
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	71	55,581

		$24,430,887

Publishing — 1.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	456	$250,737
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,259	7,237,044
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,616	4,604,110
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	1,378	1,391,275
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	691	685,557
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,874	1,884,321
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,643	2,648,132
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	2,445	2,432,775

		$21,133,951

Radio and Television — 1.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	543	$514,167
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	587	542,268
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	1,404	1,421,312
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	5,477	3,605,413
Entercom Radio, LLC
Term Loan, 4.52%, Maturing November 1, 2023	1,200	1,215,450
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,053	1,052,619
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	334	337,744
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	671	666,142
iHeartCommunications, Inc.
Term Loan, 7.52%, Maturing January 30, 2019	1,066	869,906
Term Loan, 8.27%, Maturing July 30, 2019	1,682	1,383,548
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,452	1,454,662
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	918	928,250
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,042	1,052,650
Raycom TV Broadcasting, LLC
Term Loan, 3.77%, Maturing August 4, 2021	3,345	3,339,223

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group, Inc.
Term Loan, 3.02%, Maturing April 9, 2020		505	$506,859
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		2,406	2,406,757
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,469	6,507,130

			$27,804,100

Retailers (Except Food and Drug) — 2.7%
B&M Retail Limited
Term Loan, 3.01%, Maturing May 21, 2019	GBP	475	$582,923
Term Loan, 3.51%, Maturing April 28, 2020	GBP	375	461,861
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,096	3,089,435
Term Loan, 5.97%, Maturing December 16, 2023		1,550	1,538,513
CDW, LLC
Term Loan, 3.25%, Maturing August 4, 2023		2,570	2,588,230
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		55	55,185
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		3,662	3,241,184
Dollar Tree, Inc.
Term Loan, 3.25%, Maturing July 6, 2022		817	825,542
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		3,174	2,944,223
Harbor Freight Tools USA, Inc.
Term Loan, 3.89%, Maturing August 19, 2023		3,117	3,160,292
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,853	2,178,544
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,117	1,118,581
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023		5,463	5,525,910
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020		3,329	2,912,838
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022		3,814	3,844,898
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022		5,812	5,840,226
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		2,283	2,203,285
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		658	615,347
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021		575	548,104
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,230	2,187,600
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022		2,075	2,067,219
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		389	370,227

			$47,900,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Steel — 0.4%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	3,452	$3,463,654
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	1,889	1,879,736
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	33	1,407
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	1,188	1,203,343

		$6,548,140

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	1,269	$1,274,175
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	30	30,341
Term Loan, 4.00%, Maturing July 31, 2022	132	132,722
Term Loan, 4.00%, Maturing July 31, 2022	431	432,209
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	2,042	1,779,310

		$3,648,757

Telecommunications — 1.7%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	1,736	$1,746,712
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	1,274	1,283,702
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	9,795,192
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,063	1,978,141
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	2,830	2,866,179
Radiate Holdco, LLC
Term Loan, Maturing December 2, 2023(4)	850	856,287
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,345	2,064,234
Term Loan, 4.00%, Maturing April 23, 2019	2,776	2,444,136
Telesat Canada
Term Loan, 4.50%, Maturing November 17, 2023	5,835	5,937,494
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	958	959,671

		$29,931,748

Utilities — 1.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.02%, Maturing May 3, 2020	1,206	$1,207,758
Term Loan, 3.27%, Maturing January 31, 2022	3,200	3,199,840
Calpine Corporation
Term Loan, 3.75%, Maturing May 27, 2022	3,718	3,739,291
Term Loan, 2.52%, Maturing January 15, 2024	1,025	1,026,922
Dayton Power & Light Company (The)
Term Loan, 4.01%, Maturing August 24, 2022	675	686,602
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,187	1,192,810

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	$143,982
Term Loan, 5.00%, Maturing December 19, 2021	3,192	3,206,865
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	217	210,933
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	163	165,489
Term Loan, Maturing November 22, 2023(4)	1,712	1,737,636
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	2,323	2,218,364
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	345	305,534
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	1,701	1,718,374

		$20,760,400

Total Senior Floating-Rate Loans (identified cost $999,945,728)		$986,904,891

Corporate Bonds & Notes — 51.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	2,415	$2,384,813
Hexcel Corp.
4.70%, 8/15/25	369	378,569
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	675	702,844
Lockheed Martin Corp.
3.55%, 1/15/26	910	930,229
Orbital ATK, Inc.
5.25%, 10/1/21	1,515	1,577,304
TransDigm, Inc.
6.00%, 7/15/22	2,850	2,978,250
6.50%, 7/15/24	2,785	2,927,731
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(6)	2,490	1,730,550

		$13,610,290

Air Transport — 0.2%
Delhi International Airport Pvt, Ltd.
6.125%, 10/31/26(6)	700	$726,746
WestJet Airlines, Ltd.
3.50%, 6/16/21(6)	2,000	1,999,458

		$2,726,204

Automotive — 0.7%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$667,997
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(6)	1,840	1,904,400

Security	Principal Amount* (000’s omitted)		Value
FTE Verwaltungs GmbH
9.00%, 7/15/20(7)	EUR	400	$443,903
General Motors Co.
5.00%, 4/1/35		1,095	1,069,344
General Motors Financial Co., Inc.
4.75%, 8/15/17		1,615	1,645,832
6.75%, 6/1/18		1,365	1,449,289
Jaguar Land Rover Automotive PLC
5.00%, 2/15/22(7)	GBP	400	536,094
Navistar International Corp.
8.25%, 11/1/21		1,345	1,365,175
ZF North America Capital, Inc.
4.00%, 4/29/20(6)		1,200	1,252,500
4.50%, 4/29/22(6)		720	745,200
4.75%, 4/29/25(6)		630	643,387

			$11,723,121

Banks and Thrifts — 0.9%
Australia and New Zealand Banking Group, Ltd.
4.40%, 5/19/26(6)		1,000	$1,013,225
Banco do Brasil SA
9.00% to 6/18/24(6)(8)(9)		523	494,235
BankUnited, Inc.
4.875%, 11/17/25		1,815	1,798,075
BBVA Bancomer SA
6.50%, 3/10/21(6)		1,075	1,163,150
First Horizon National Corp.
3.50%, 12/15/20		1,900	1,917,552
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,030,613
First Republic Bank
4.375%, 8/1/46		1,000	910,619
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	685,656
Lloyds Banking Group PLC
4.582%, 12/10/25		1,715	1,724,134
Santander Issuances SAU
5.179%, 11/19/25		1,800	1,817,788
Toronto-Dominion Bank (The)
3.625%, 9/15/26, 9/15/31(8)		1,000	984,193
Westpac Banking Corp.
4.322%, 11/23/26, 11/23/31(8)		1,001	1,001,649
Zions Bancorporation
5.65% to 11/15/18, 11/15/23(8)		1,890	1,934,888

			$16,475,777

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
6.375%, 4/1/20(6)		1,435	$1,461,906
5.875%, 11/1/21(6)		1,720	1,750,100

			$3,212,006

Building and Development — 1.6%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)		745	$858,613
5.625%, 9/1/24(6)		1,010	1,018,838

Security	Principal Amount* (000’s omitted)		Value
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)		1,855	$2,017,312
HD Supply, Inc.
5.25%, 12/15/21(6)		1,545	1,635,769
5.75%, 4/15/24(6)		575	608,465
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)		2,665	2,518,425
LSF9 Balta Issuer S.A.
7.75%, 9/15/22(7)	EUR	407	473,422
MDC Holdings, Inc.
6.00%, 1/15/43		657	555,165
NVR, Inc.
3.95%, 9/15/22		1,000	1,019,327
Owens Corning
3.40%, 8/15/26		1,000	950,449
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)		4,610	4,875,075
Rexel S.A.
5.25%, 6/15/20(6)		1,789	1,843,376
Standard Industries, Inc.
5.375%, 11/15/24(6)		2,545	2,627,712
6.00%, 10/15/25(6)		2,510	2,654,325
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	1,763,813
5.875%, 6/15/24		2,235	2,313,225
USG Corp.
5.50%, 3/1/25(6)		345	355,781

			$28,089,092

Business Equipment and Services — 1.1%
Carlson Travel, Inc.
4.434%, 6/15/23(7)(10)	EUR	250	$268,255
6.75%, 12/15/23(6)		1,130	1,178,025
9.50%, 12/15/24(6)		800	839,000
First Data Corp.
6.75%, 11/1/20(6)		1,119	1,163,287
7.00%, 12/1/23(6)		6,630	7,077,525
5.00%, 1/15/24(6)		815	822,392
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,147,862
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(6)		125	136,406
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,088,563
United Rentals North America, Inc.
7.625%, 4/15/22		1,314	1,389,555
6.125%, 6/15/23		225	239,625
5.50%, 5/15/27		700	695,625

			$20,046,120

Cable and Satellite Television — 2.9%
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	$1,115,663
8.00%, 4/15/20		635	698,500
5.875%, 9/15/22		470	459,425

Security	Principal Amount* (000’s omitted)		Value
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	$4,456,062
5.75%, 1/15/24		1,980	2,074,050
5.875%, 4/1/24(6)		230	246,100
5.375%, 5/1/25(6)		3,605	3,722,162
5.75%, 2/15/26(6)		1,885	1,955,688
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
6.375%, 9/15/20(6)		225	232,313
5.125%, 12/15/21(6)		105	107,363
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
6.384%, 10/23/35		452	516,839
CSC Holdings, LLC
8.625%, 2/15/19		190	210,425
6.75%, 11/15/21		2,780	2,995,450
10.125%, 1/15/23(6)		2,880	3,333,600
5.25%, 6/1/24		355	347,900
10.875%, 10/15/25(6)		3,350	3,994,875
DISH DBS Corp.
6.75%, 6/1/21		2,165	2,354,438
5.875%, 7/15/22		3,055	3,223,025
5.875%, 11/15/24		1,815	1,874,441
7.75%, 7/1/26		180	203,400
IAC/InterActiveCorp
4.875%, 11/30/18		1,455	1,479,371
SFR Group S.A.
6.00%, 5/15/22(6)		3,820	3,934,600
6.25%, 5/15/24(6)		555	559,856
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(7)	GBP	485	599,921
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)		725	738,594
5.25%, 1/15/26(6)		2,430	2,408,737
VTR Finance B.V.
6.875%, 1/15/24(6)		1,575	1,630,125
Ziggo Bond Finance B.V.
5.875%, 1/15/25(6)		930	934,650
6.00%, 1/15/27(6)		2,410	2,343,725
Ziggo Secured Finance B.V.
5.50%, 1/15/27(6)		1,995	1,949,714

			$50,701,012

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$882,749

			$882,749

Chemicals and Plastics — 0.9%
Air Liquide Finance
1.75%, 9/27/21(6)		1,500	$1,443,849
CF Industries, Inc.
4.95%, 6/1/43		1,045	859,512
INEOS Group Holdings S.A.
5.625%, 8/1/24(6)		1,515	1,507,425
Monitchem HoldCo 2 SA
6.875%, 6/15/22(7)	EUR	400	389,742

Security	Principal Amount* (000’s omitted)		Value
Platform Specialty Products Corp.
10.375%, 5/1/21(6)		660	$732,600
6.50%, 2/1/22(6)		2,325	2,354,062
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(6)		670	711,875
Tronox Finance, LLC
6.375%, 8/15/20		3,875	3,642,500
7.50%, 3/15/22(6)		1,030	965,625
Valvoline, Inc.
5.50%, 7/15/24(6)		375	389,063
W.R. Grace & Co.
5.125%, 10/1/21(6)		2,170	2,267,650
5.625%, 10/1/24(6)		490	516,338

			$15,780,241

Clothing/Textiles — 0.3%
BiSoho SAS
5.875%, 5/1/23(7)	EUR	200	$227,892
PrestigeBidCo GmbH
6.25%, 12/15/23(7)	EUR	265	288,423
PVH Corp.
7.75%, 11/15/23		3,740	4,366,450

			$4,882,765

Commercial Services — 0.2%
Block Financial, LLC
5.25%, 10/1/25		1,110	$1,123,075
CEB, Inc.
5.625%, 6/15/23(6)		710	692,250
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25(6)		690	705,525
Verisure Holding AB
6.00%, 11/1/22(6)	EUR	400	460,934

			$2,981,784

Computers — 0.1%
Seagate HDD Cayman
4.875%, 6/1/27		1,939	$1,748,429

			$1,748,429

Conglomerates — 0.3%
General Electric Co.
3.45%, 5/15/24		925	$950,640
Spectrum Brands, Inc.
5.75%, 7/15/25		2,745	2,861,663
TMS International Corp.
7.625%, 10/15/21(6)		2,160	2,073,600

			$5,885,903

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		880	$932,800
HRG Group, Inc.
7.875%, 7/15/19		3,780	3,943,012

			$4,875,812

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.963%, 12/15/19(6)(10)		1,020	$1,037,850
6.00%, 6/30/21(6)		615	628,069
Ball Corp.
4.375%, 12/15/20		2,375	2,490,781
4.375%, 12/15/23	EUR	800	934,551
Berry Plastics Corp.
6.00%, 10/15/22		970	1,030,625
BWAY Holding Co.
9.125%, 8/15/21(6)		2,000	2,120,000
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)		1,345	1,404,684
6.375%, 8/15/25(6)		625	660,547
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		250	258,125
5.125%, 7/15/23(6)		1,185	1,205,738
7.00%, 7/15/24(6)		1,485	1,580,597
Smurfit Kappa Acquisitions
2.75%, 2/1/25(7)	EUR	400	430,364

			$13,781,931

Distribution & Wholesale — 0.1%
Alliance Automotive Finance PLC
6.25%, 12/1/21(7)	EUR	250	$283,492
American Tire Distributors, Inc.
10.25%, 3/1/22(6)		1,875	1,808,119

			$2,091,611

Diversified Financial Services — 0.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
3.95%, 2/1/22		800	$809,000
Cadence Financial Corp.
4.875%, 6/28/19(6)		1,375	1,313,616
FBM Finance, Inc.
8.25%, 8/15/21(6)		1,415	1,499,900
Intelsat Connect Finance S.A.
12.50%, 4/1/22(6)		997	617,892
Legg Mason, Inc.
4.75%, 3/15/26		985	1,020,048
Leucadia National Corp.
6.625%, 10/23/43		683	667,639
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(6)		1,509	1,385,430
OM Asset Management PLC
4.80%, 7/27/26		945	895,811
Quicken Loans, Inc.
5.75%, 5/1/25(6)		760	742,900
Royal Bank of Canada
4.65%, 1/27/26		1,790	1,907,884

			$10,860,120

Drugs — 1.0%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)		5,605	$6,011,362

Security	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)		1,210	$1,220,588
5.625%, 10/15/23(6)		2,605	2,442,187
5.50%, 4/15/25(6)		1,215	1,093,500
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)		425	367,226
7.50%, 7/15/21(6)		1,615	1,374,769
5.625%, 12/1/21(6)		1,165	908,700
5.875%, 5/15/23(6)		3,510	2,667,600
6.125%, 4/15/25(6)		1,065	804,075

			$16,890,007

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(6)		1,405	$1,401,488
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	1,121,554
5.125%, 6/1/21		900	922,680
Covanta Holding Corp.
6.375%, 10/1/22		1,960	1,998,592
5.875%, 3/1/24		900	868,500
GFL Environmental, Inc.
9.875%, 2/1/21(6)		225	248,625

			$6,561,439

Electric Utilities — 0.2%
E.CL SA
4.50%, 1/29/25(6)		637	$640,936
NRG Yield Operating, LLC
5.375%, 8/15/24		1,080	1,090,800
5.00%, 9/15/26(6)		1,795	1,723,200
Southern Water Greensand Financing PLC
8.50%, 4/15/19(7)	GBP	204	287,372

			$3,742,308

Electronics/Electrical — 2.2%
Anixter, Inc.
5.50%, 3/1/23		1,890	$1,967,962
Avnet, Inc.
4.625%, 4/15/26		985	960,198
Comision Federal de Electricidad
4.875%, 5/26/21(6)		890	916,700
4.75%, 2/23/27(6)		1,000	962,500
CommScope, Inc.
4.375%, 6/15/20(6)		825	845,625
Exelon Corp.
5.625%, 6/15/35		819	907,584
FLIR Systems, Inc.
3.125%, 6/15/21		925	927,579
Infor (US), Inc.
5.75%, 8/15/20(6)		965	1,015,663
5.75%, 5/15/22	EUR	475	514,534
6.50%, 5/15/22		1,760	1,839,200
Informatica, LLC
7.125%, 7/15/23(6)		515	493,113

Security	Principal Amount* (000’s omitted)		Value
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	$1,778,286
Jabil Circuit, Inc.
4.70%, 9/15/22		1,015	1,040,375
Nuance Communications, Inc.
5.375%, 8/15/20(6)		133	136,907
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(6)		715	752,538
Senvion Holding GmbH
6.625%, 11/15/20(7)	EUR	400	443,482
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,759,312
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	866,208
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(7)	EUR	500	490,798
7.50%, 2/1/23(6)		2,445	2,292,187
Versum Materials, Inc.
5.50%, 9/30/24(6)		1,270	1,301,750
Western Digital Corp.
7.375%, 4/1/23(6)		3,635	4,007,587
10.50%, 4/1/24(6)		4,745	5,622,825
Zebra Technologies Corp.
7.25%, 10/15/22		5,175	5,653,687

			$38,496,600

Energy — 0.1%
Ultrapar International S.A.
5.25%, 10/6/26(6)		1,000	$984,900

			$984,900

Entertainment — 0.0%(11)
CPUK Finance, Ltd.
7.00%, 2/28/42(6)	GBP	400	$523,769

			$523,769

Equipment Leasing — 0.4%
International Lease Finance Corp.
8.75%, 3/15/17		1,525	$1,546,737
6.25%, 5/15/19		1,025	1,104,438
8.25%, 12/15/20		1,990	2,323,325
8.625%, 1/15/22		2,275	2,738,531

			$7,713,031

Financial Intermediaries — 2.0%
Ally Financial, Inc.
6.25%, 12/1/17		3,295	$3,422,681
8.00%, 12/31/18		250	273,438
3.50%, 1/27/19		5,000	5,037,500
5.75%, 11/20/25		950	951,187
CIT Group, Inc.
5.375%, 5/15/20		8,780	9,350,700

Security	Principal Amount* (000’s omitted)		Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	$1,503,750
6.00%, 8/1/20		1,430	1,467,537
Janus Capital Group, Inc.
4.875%, 8/1/25		1,894	1,955,214
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(8)(9)		2,640	2,847,900
Navient Corp.
5.50%, 1/15/19		3,125	3,250,000
4.875%, 6/17/19		215	223,063
8.00%, 3/25/20		3,863	4,295,270
5.00%, 10/26/20		995	1,017,387
7.25%, 1/25/22		215	228,438

			$35,824,065

Financial Services — 0.3%
Santander Holdings USA, Inc.
4.50%, 7/17/25		1,445	$1,436,641
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(6)		2,735	2,871,750
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		1,035	1,169,550

			$5,477,941

Food Products — 1.0%
AdvancePierre Foods Holdings, Inc.
5.50%, 12/15/24(6)		1,045	$1,057,415
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC
6.625%, 6/15/24(6)		80	83,600
5.75%, 3/15/25(6)		1,415	1,404,387
BRF GmbH
4.35%, 9/29/26(6)		1,200	1,113,000
Bunge, Ltd. Finance Corp.
3.25%, 8/15/26		500	480,401
Dean Foods Co.
6.50%, 3/15/23(6)		1,875	1,978,125
Delhaize Group SA
5.70%, 10/1/40		500	554,989
Iceland Bondco PLC
4.651%, 7/15/20(6)(10)	GBP	1,500	1,820,871
Lamb Weston Holdings, Inc.
4.625%, 11/1/24(6)		370	371,850
NBTY, Inc.
7.625%, 5/15/21(6)		960	996,000
Post Holdings, Inc.
6.75%, 12/1/21(6)		570	609,900
7.75%, 3/15/24(6)		1,495	1,666,925
8.00%, 7/15/25(6)		745	838,125
5.00%, 8/15/26(6)		2,075	1,992,000
US Foods, Inc.
5.875%, 6/15/24(6)		1,870	1,940,125
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	939,431

			$17,847,144

Security	Principal Amount* (000’s omitted)		Value
Food Service — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		2,410	$2,464,225
6.00%, 4/1/22(6)		4,775	5,001,812
Landry’s, Inc.
6.75%, 10/15/24(6)		700	712,250
Manitowoc Foodservice, Inc.
9.50%, 2/15/24		115	133,113
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc.
10.50%, 1/15/20		4,405	4,548,162
Yum! Brands, Inc.
5.30%, 9/15/19		425	451,031
3.75%, 11/1/21		705	716,456
3.875%, 11/1/23		190	182,638

			$14,209,687

Food/Drug Retailers — 0.4%
CVS Health Corp.
3.375%, 8/12/24		925	$928,259
ESAL GmbH
6.25%, 2/5/23(6)		1,000	1,008,000
Rite Aid Corp.
6.125%, 4/1/23(6)		4,230	4,563,112

			$6,499,371

Forest Products — 0.0%(11)
Domtar Corp.
10.75%, 6/1/17		677	$700,522

			$700,522

Health Care — 4.1%
Alere, Inc.
7.25%, 7/1/18		485	$491,366
6.50%, 6/15/20		1,425	1,410,750
6.375%, 7/1/23(6)		5,400	5,393,250
AmSurg Corp.
5.625%, 7/15/22		1,690	1,748,728
Capsugel S.A.
7.00%, 5/15/19(6)(12)		603	608,653
Centene Corp.
4.75%, 5/15/22		870	883,050
6.125%, 2/15/24		200	211,250
4.75%, 1/15/25		2,450	2,397,937
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(7)	EUR	400	433,692
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,748	2,700,185
7.125%, 7/15/20		2,785	2,131,360
6.875%, 2/1/22		725	507,500
Concordia International Corp.
9.50%, 10/21/22(6)		730	262,800
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(6)		465	405,713
Envision Healthcare Corp.
6.25%, 12/1/24(6)		1,760	1,861,200

Security	Principal Amount* (000’s omitted)	Value
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(6)	1,640	$1,752,750
5.875%, 1/31/22(6)	1,365	1,501,500
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22	1,235	1,284,400
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,844,662
HCA, Inc.
6.50%, 2/15/20	3,215	3,525,247
7.50%, 2/15/22	2,930	3,332,875
4.75%, 5/1/23	1,125	1,154,531
5.875%, 2/15/26	2,705	2,792,912
4.50%, 2/15/27	355	349,675
Hologic, Inc.
5.25%, 7/15/22(6)	2,835	2,994,469
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)	2,340	2,462,616
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(6)	1,405	1,527,938
9.625%, 10/1/21(6)	1,580	1,678,750
MEDNAX, Inc.
5.25%, 12/1/23(6)	2,105	2,173,412
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(6)	2,150	2,268,465
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	1,625	1,397,500
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)	1,475	1,530,313
TeamHealth, Inc.
7.25%, 12/15/23(6)	3,360	3,830,400
Teleflex, Inc.
5.25%, 6/15/24	790	814,688
Tenet Healthcare Corp.
6.00%, 10/1/20	1,795	1,875,775
7.50%, 1/1/22(6)	680	710,600
8.125%, 4/1/22	5,520	5,235,720
6.75%, 6/15/23	620	547,150
WellCare Health Plans, Inc.
5.75%, 11/15/20	4,015	4,127,922

		$72,161,704

Home Furnishings — 0.2%
Harman International Industries, Inc.
4.15%, 5/15/25	940	$970,933
Newell Rubbermaid, Inc.
4.20%, 4/1/26	945	986,131
Tempur Sealy International, Inc.
5.625%, 10/15/23	1,445	1,499,187

		$3,456,251

Homebuilders/Real Estate — 0.0%(11)
Beazer Homes USA, Inc.
8.75%, 3/15/22(6)	350	$378,875

Security	Principal Amount* (000’s omitted)		Value
Bormioli Rocco Holdings SA
10.00%, 8/1/18(7)	EUR	400	$434,376

			$813,251

Industrial Equipment — 0.4%
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)		2,690	$2,636,200
CNH Industrial Capital, LLC
3.625%, 4/15/18		2,500	2,543,750
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(13)		56	0
Novafives SAS
4.50%, 6/30/21(7)	EUR	375	365,138
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(12)		1,716	1,160,295
Wabtec Corp.
3.45%, 11/15/26(6)		1,000	961,796

			$7,667,179

Insurance — 0.7%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)		1,655	$1,712,925
Arch Capital Finance, LLC
4.011%, 12/15/26		1,000	1,014,127
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/26		1,550	1,558,308
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(12)		1,695	1,699,237
Hub International, Ltd.
7.875%, 10/1/21(6)		2,325	2,461,966
USI, Inc.
7.75%, 1/15/21(6)		2,670	2,725,069
XLIT, Ltd.
4.45%, 3/31/25		1,575	1,562,439

			$12,734,071

Internet Software & Services — 0.2%
Netflix, Inc.
5.50%, 2/15/22		1,825	$1,975,562
Riverbed Technology, Inc.
8.875%, 3/1/23(6)		1,995	2,124,675

			$4,100,237

Leisure Goods/Activities/Movies — 0.9%
Activision Blizzard, Inc.
2.30%, 9/15/21(6)		1,000	$976,003
AMC Entertainment, Inc.
6.375%, 11/15/24(7)	GBP	255	333,668
5.75%, 6/15/25		250	256,875
5.875%, 11/15/26(6)		710	727,750
Match Group, Inc.
6.375%, 6/1/24		200	211,750
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,770,000

Security	Principal Amount* (000’s omitted)		Value
NCL Corp., Ltd.
4.625%, 11/15/20(6)		1,870	$1,912,075
4.75%, 12/15/21(6)		1,345	1,347,529
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(7)	CHF	600	624,570
Regal Entertainment Group
5.75%, 3/15/22		780	819,000
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	1,789,200
Sabre GLBL, Inc.
5.375%, 4/15/23(6)		855	876,375
Viking Cruises, Ltd.
8.50%, 10/15/22(6)		1,065	1,108,931
6.25%, 5/15/25(6)		1,690	1,580,150

			$16,333,876

Lodging and Casinos — 1.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)		2,006	$952,888
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		2,139	2,246,274
ESH Hospitality, Inc.
5.25%, 5/1/25(6)		1,260	1,256,850
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,795,750
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24(6)		1,735	1,691,625
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,765,526
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
4.50%, 9/1/26(6)		1,060	1,022,900
MGM Resorts International
6.625%, 12/15/21		2,455	2,749,600
7.75%, 3/15/22		3,970	4,575,425
6.00%, 3/15/23		2,460	2,662,950
NH Hotel Group SA
3.75%, 10/1/23(7)	EUR	440	479,965
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,233,225
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21(6)		900	922,500
Studio City Co., Ltd.
7.25%, 11/30/21(6)		1,335	1,385,062
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp.
6.375%, 6/1/21(6)		145	145,362
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)		3,565	1,336,875

			$29,222,777

Machinery — 0.1%
Cloud Crane, LLC
10.125%, 8/1/24(6)		1,280	$1,372,800

			$1,372,800

Security	Principal Amount* (000’s omitted)		Value
Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(6)		1,065	$1,131,563
5.875%, 9/30/26(6)		1,530	1,549,125

			$2,680,688

Media — 0.4%
Cable Communications Systems N.V.
5.00%, 10/15/23(7)	EUR	340	$379,823
Grupo Televisa SAB
5.00%, 5/13/45		1,125	957,673
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(6)		200	202,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		4,295	4,488,275
4.00%, 1/15/25(7)	EUR	500	550,010

			$6,578,031

Metals/Mining — 0.4%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(6)		670	$728,625
Freeport-McMoRan, Inc.
3.55%, 3/1/22		1,000	935,000
Glencore Funding, LLC
4.00%, 4/16/25(6)		1,300	1,276,222
HudBay Minerals, Inc.
7.25%, 1/15/23(6)		1,015	1,053,062
7.625%, 1/15/25(6)		1,825	1,901,431
Newcrest Finance Pty. Ltd.
5.75%, 11/15/41(6)		794	752,887
Southern Copper Corp.
5.25%, 11/8/42		753	692,462

			$7,339,689

Nonferrous Metals/Minerals — 0.6%
Eldorado Gold Corp.
6.125%, 12/15/20(6)		3,685	$3,758,700
Imperial Metals Corp.
7.00%, 3/15/19(6)		880	844,800
New Gold, Inc.
6.25%, 11/15/22(6)		2,055	2,116,650
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20		2,330	2,330,000
SunCoke Energy, Inc.
7.625%, 8/1/19		92	91,310
Teck Resources, Ltd.
6.00%, 8/15/40		350	334,250
5.20%, 3/1/42		315	278,775
5.40%, 2/1/43		700	623,000

			$10,377,485

Oil and Gas — 7.4%
AmeriGas Finance, LLC/AmeriGas Finance Corp.
7.00%, 5/20/22		1,726	$1,819,851

Security	Principal Amount* (000’s omitted)	Value
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	380	$390,450
5.50%, 5/20/25	1,710	1,733,512
5.875%, 8/20/26	940	958,800
Antero Resources Corp.
6.00%, 12/1/20	473	487,214
5.375%, 11/1/21	3,515	3,607,269
5.125%, 12/1/22	1,360	1,380,400
5.625%, 6/1/23	1,270	1,306,513
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	700	703,500
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,507,500
Callon Petroleum Co.
6.125%, 10/1/24(6)	490	507,150
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	2,565	2,706,075
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24(6)	340	369,750
5.875%, 3/31/25(6)	2,065	2,114,684
Chesapeake Energy Corp.
8.00%, 12/15/22(6)	500	542,125
8.00%, 1/15/25(6)	1,450	1,484,437
Chesapeake Oil Field
6.625%, 11/15/19(3)	1,100	0
Concho Resources, Inc.
6.50%, 1/15/22	685	708,804
5.50%, 4/1/23	5,200	5,414,760
ConocoPhillips Holding Co.
6.95%, 4/15/29	850	1,069,553
Continental Resources, Inc.
4.50%, 4/15/23	100	98,500
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	2,840	2,967,800
7.75%, 2/15/23(6)	2,450	2,658,250
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	5,196,975
Denbury Resources, Inc.
9.00%, 5/15/21(6)	1,555	1,691,062
5.50%, 5/1/22	675	592,313
Diamondback Energy, Inc.
4.75%, 11/1/24(6)	490	482,650
5.375%, 5/31/25(6)	1,355	1,366,111
Encana Corp.
6.50%, 5/15/19	2,218	2,392,634
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	3,275	3,422,375
8.125%, 9/15/23(6)	975	1,045,688
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,184,000
5.875%, 1/15/24	1,965	2,038,687
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	2,065	1,682,975
8.00%, 11/29/24(6)	875	944,738

Security	Principal Amount* (000’s omitted)	Value
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp.
7.875%, 7/15/21(6)	1,690	$1,816,750
Great Western Petroleum, LLC/Great Western Finance, Inc.
9.00%, 9/30/21(6)	2,060	2,152,700
Gulfport Energy Corp.
6.625%, 5/1/23	2,420	2,541,000
6.00%, 10/15/24(6)	2,895	2,960,137
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	634,988
6.00%, 8/1/24(6)	525	549,938
Matador Resources Co.
6.875%, 4/15/23	2,675	2,822,125
Murphy Oil Corp.
6.875%, 8/15/24	495	528,413
Noble Energy, Inc.
5.625%, 5/1/21	782	815,956
Noble Holding International, Ltd.
7.75%, 1/15/24	1,715	1,617,416
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	429,975
6.875%, 3/15/22	110	113,300
Pacific Drilling SA
5.375%, 6/1/20(6)	1,274	465,010
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(6)	345	364,769
5.375%, 1/15/25(6)	1,240	1,250,416
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	2,545	2,611,806
7.00%, 11/15/23(6)	440	440,000
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,777,500
PDC Energy, Inc.
6.125%, 9/15/24(6)	350	359,625
Petrobras Global Finance B.V.
3.00%, 1/15/19	980	957,656
Phillips 66 Partners, L.P.
4.68%, 2/15/45	1,280	1,190,735
Precision Drilling Corp.
6.625%, 11/15/20	155	158,566
6.50%, 12/15/21	225	229,500
7.75%, 12/15/23(6)	90	95,400
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,283,125
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,913,000
5.625%, 4/15/23	4,451	4,751,442
5.75%, 5/15/24	1,645	1,772,487
5.625%, 3/1/25	2,885	3,097,769
5.00%, 3/15/27(6)	1,740	1,761,750
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	4,390	4,675,350
6.75%, 5/1/23(6)	2,435	2,605,450
6.875%, 6/30/23(6)	1,250	1,331,250

Security	Principal Amount* (000’s omitted)		Value
Seventy Seven Energy, Inc.
6.50%, 7/15/22(3)(5)		1,255	$0
SM Energy Co.
6.125%, 11/15/22		870	885,225
6.50%, 1/1/23		1,995	2,037,394
6.75%, 9/15/26		695	719,325
Southwestern Energy Co.
5.80%, 1/23/20		375	388,125
4.10%, 3/15/22		175	166,215
6.70%, 1/23/25		425	436,688
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23		1,835	1,867,112
Teine Energy, Ltd.
6.875%, 9/30/22(6)		485	497,731
Tervita Escrow Corp.
7.625%, 12/1/21(6)		1,100	1,124,750
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19		630	669,375
6.25%, 10/15/22		1,505	1,602,825
5.25%, 1/15/25		665	681,625
Transocean, Inc.
9.00%, 7/15/23(6)		700	721,000
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)		1,375	419,375
Whiting Petroleum Corp.
5.00%, 3/15/19		390	393,475
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,556,850
4.55%, 6/24/24		1,240	1,236,900
5.75%, 6/24/44		1,295	1,262,625
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	388,886
Woodside Finance, Ltd.
3.70%, 9/15/26(6)		1,000	978,428

			$129,686,338

Packaging & Containers — 0.1%
ARD Finance S.A.
6.625%, 9/15/23(7)(12)	EUR	550	$581,172
7.125%, 9/15/23(6)(12)		1,075	1,065,594

			$1,646,766

Pharmaceuticals — 0.4%
Actavis Funding SCS
3.00%, 3/12/20		480	$486,775
4.55%, 3/15/35		500	495,660
Baxalta, Inc.
4.00%, 6/23/25		750	752,542
Mylan N.V.
3.95%, 6/15/26(6)		1,540	1,441,957
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21		1,500	1,449,210
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		1,430	1,354,086

Security	Principal Amount* (000’s omitted)	Value
Vizient, Inc.
10.375%, 3/1/24(6)	110	$124,850

		$6,105,080

Pipelines — 0.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24(6)	695	$710,637
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(7)	615	643,444
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22	2,002	2,121,886

		$3,475,967

Publishing — 0.9%
Laureate Education, Inc.
9.25%, 9/1/19(6)	12,265	$12,586,956
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(12)	690	696,900
Tribune Media Co.
5.875%, 7/15/22	2,390	2,434,813

		$15,718,669

Radio and Television — 0.7%
CBS Radio, Inc.
7.25%, 11/1/24(6)	625	$654,688
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	453,550
Series A, 6.50%, 11/15/22	1,100	1,105,500
Series B, 6.50%, 11/15/22	2,130	2,188,575
iHeartCommunications, Inc.
9.00%, 12/15/19	226	185,603
11.25%, 3/1/21	1,505	1,155,087
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	1,250	1,301,562
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	2,830	2,964,425
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,486,537
Univision Communications, Inc.
5.125%, 5/15/23(6)	1,260	1,245,825

		$12,741,352

Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates, L.P.
4.60%, 10/15/24	403	$377,909
5.95%, 12/15/26	1,000	1,007,717
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	485	516,525
DDR Corp.
3.625%, 2/1/25	455	440,353
Mattamy Group Corp.
6.875%, 12/15/23(6)	1,375	1,399,062

		$3,741,566

Security	Principal Amount* (000’s omitted)		Value
Retail — 0.0%(11)
Douglas GmbH
6.25%, 7/15/22(6)	EUR	500	$577,289

			$577,289

Retailers (Except Food and Drug) — 2.7%
Best Buy Co., Inc.
5.50%, 3/15/21		1,115	$1,225,363
Dollar Tree, Inc.
5.25%, 3/1/20		1,905	1,964,531
5.75%, 3/1/23		4,400	4,680,808
Gap, Inc. (The)
5.95%, 4/12/21		1,102	1,159,835
Hot Topic, Inc.
9.25%, 6/15/21(6)		4,740	5,012,550
L Brands, Inc.
8.50%, 6/15/19		3,325	3,840,375
6.625%, 4/1/21		6,135	6,917,212
5.625%, 2/15/22		790	844,312
6.875%, 11/1/35		2,110	2,162,750
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34		785	856,627
4.30%, 2/15/43		641	529,243
Michaels Stores, Inc.
5.875%, 12/15/20(6)		1,775	1,830,469
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,362,837
Party City Holdings, Inc.
6.125%, 8/15/23(6)		3,215	3,375,750
PetSmart, Inc.
7.125%, 3/15/23(6)		2,150	2,198,375
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22		1,225	1,278,594
5.625%, 12/1/25		2,385	2,492,325
Signet UK Finance PLC
4.70%, 6/15/24		1,321	1,266,488
Vista Outdoor, Inc.
5.875%, 10/1/23		1,620	1,704,046

			$47,702,490

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)		1,990	$2,069,600

			$2,069,600

Software and Services — 0.4%
Camelot Finance S.A.
7.875%, 10/15/24(6)		700	$726,250
Cengage Learning, Inc.
9.50%, 6/15/24(6)		65	58,013
Electronic Arts, Inc.
4.80%, 3/1/26		990	1,048,778
IHS Markit, Ltd.
5.00%, 11/1/22(6)		2,240	2,335,200

Security	Principal Amount* (000’s omitted)		Value
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(12)		2,090	$2,152,700

			$6,320,941

Steel — 0.3%
ArcelorMittal
7.25%, 2/25/22		4,000	$4,530,000
Steel Dynamics, Inc.
6.375%, 8/15/22		500	523,750
Zekelman Industries, Inc.
9.875%, 6/15/23(6)		140	157,150

			$5,210,900

Surface Transport — 0.4%
Debt and Asset Trading Corp.
1.00%, 10/10/25(7)		2,000	$1,136,590
Hertz Corp. (The)
6.25%, 10/15/22		435	409,987
5.50%, 10/15/24(6)		825	724,969
XPO Logistics, Inc.
6.50%, 6/15/22(6)		3,035	3,198,131
6.125%, 9/1/23(6)		705	739,369

			$6,209,046

Technology — 0.5%
Abengoa Finance S.A.U.
7.75%, 2/1/20(5)(6)		1,125	$56,250
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21(6)		100	106,398
7.125%, 6/15/24(6)		100	111,035
6.02%, 6/15/26(6)		200	216,763
International Game Technology PLC
6.50%, 2/15/25(6)		720	775,800
Israel Electric Corp, Ltd.
5.00%, 11/12/24(6)(7)		1,000	1,043,070
KLA-Tencor Corp.
4.65%, 11/1/24		1,625	1,720,984
Micron Technology, Inc.
5.25%, 8/1/23(6)		585	590,119
5.625%, 1/15/26(6)		1,080	1,075,950
Rackspace Hosting, Inc.
8.625%, 11/15/24(6)		1,040	1,103,388
Total System Services, Inc.
4.80%, 4/1/26		1,075	1,158,909
Western Union Co. (The)
6.20%, 11/17/36		637	665,232

			$8,623,898

Telecommunications — 6.1%
Altice Financing S.A.
6.625%, 2/15/23(6)		2,580	$2,657,400
Altice Luxembourg S.A.
7.25%, 5/15/22(7)	EUR	304	343,206
7.75%, 5/15/22(6)		2,260	2,418,200
7.625%, 2/15/25(6)		1,290	1,359,337

Security	Principal Amount* (000’s omitted)		Value
AT&T, Inc.
3.60%, 2/17/23		950	$958,389
Avaya, Inc.
9.00%, 4/1/19(6)		2,250	1,996,875
CenturyLink, Inc.
5.80%, 3/15/22		210	215,435
6.75%, 12/1/23		1,695	1,739,494
Cincinnati Bell, Inc.
7.00%, 7/15/24(6)		700	742,000
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20(6)(8)(9)		744	664,020
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)		1,765	1,879,725
Digicel, Ltd.
6.00%, 4/15/21(6)		2,165	1,968,440
6.75%, 3/1/23(6)		1,515	1,373,544
eircom Finance DAC
4.50%, 5/31/22(7)	EUR	124	137,383
Equinix, Inc.
5.875%, 1/15/26		2,725	2,874,875
Frontier Communications Corp.
6.25%, 9/15/21		1,175	1,119,187
10.50%, 9/15/22		1,110	1,171,105
7.625%, 4/15/24		285	256,500
6.875%, 1/15/25		1,845	1,570,556
11.00%, 9/15/25		2,190	2,269,387
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,177,720
5.25%, 8/1/26(6)		1,065	1,046,363
6.625%, 8/1/26(6)		705	710,288
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		2,535	1,977,300
7.50%, 4/1/21		220	168,850
5.50%, 8/1/23		385	261,338
8.00%, 2/15/24(6)		490	505,925
Intelsat Luxembourg S.A.
7.75%, 6/1/21		738	245,385
Juniper Networks, Inc.
4.35%, 6/15/25		730	736,452
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,012,500
Matterhorn Telecom SA
3.875%, 5/1/22(7)	EUR	625	681,657
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,240,312
9.00%, 11/15/18(6)		13,520	14,939,600
7.00%, 8/15/20		4,810	5,111,154
6.00%, 11/15/22		250	252,500
Sprint Corp.
7.25%, 9/15/21		2,060	2,193,900
7.875%, 9/15/23		9,915	10,609,050
7.625%, 2/15/25		1,870	1,970,512

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	$4,801,781
6.25%, 4/1/21		1,100	1,146,750
6.633%, 4/28/21		1,735	1,815,244
6.731%, 4/28/22		620	649,450
6.625%, 4/1/23		1,670	1,774,375
6.375%, 3/1/25		1,395	1,494,394
6.50%, 1/15/26		610	661,088
Verizon Communications, Inc.
4.50%, 9/15/20		664	710,643
6.00%, 4/1/41		431	495,879
Virgin Media Finance PLC
6.375%, 4/15/23(6)		10,705	11,173,344
5.75%, 1/15/25(6)		2,015	2,027,594
Wind Acquisition Finance S.A.
4.938%, 4/30/19(6)(10)	EUR	600	644,617
3.689%, 7/15/20(6)(10)	EUR	625	662,018
4.75%, 7/15/20(6)		3,800	3,847,500
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		200	209,750

			$106,670,291

Utilities — 0.7%
AES Corp. (The)
5.50%, 3/15/24		760	$777,100
AES Gener SA
5.25%, 8/15/21(6)		660	692,775
Calpine Corp.
5.375%, 1/15/23		1,905	1,871,662
5.75%, 1/15/25		610	591,700
Dynegy, Inc.
6.75%, 11/1/19		2,140	2,188,150
7.375%, 11/1/22		1,480	1,420,800
7.625%, 11/1/24		1,405	1,303,138
Enel Americas SA
4.00%, 10/25/26		1,000	956,260
ITC Holdings Corp.
5.30%, 7/1/43		660	723,287
NRG Energy, Inc.
7.875%, 5/15/21		287	300,633
Southwestern Electric Power Co.
6.20%, 3/15/40		696	836,943
Trinidad Generation Unlimited
5.25%, 11/4/27(6)		477	465,595

			$12,128,043

Total Corporate Bonds & Notes (identified cost $895,573,352)			$909,292,026

Foreign Government and Agency Securities — 3.5%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(7)	EUR	2,270	$2,628,468

Total Albania			$2,628,468

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(7)		200	$207,120
7.15%, 3/26/25(7)		950	1,002,032

Total Armenia			$1,209,152

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(7)		4,200	$3,234,000

Total Barbados			$3,234,000

Belarus — 0.1%
Republic of Belarus
8.95%, 1/26/18(7)		2,097	$2,178,154

Total Belarus			$2,178,154

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(7)(14)		1,675	$1,071,350

Total Congo			$1,071,350

Croatia — 0.0%(11)
Croatia Government International Bond
3.875%, 5/30/22(7)	EUR	601	$681,372

Total Croatia			$681,372

Cyprus — 0.2%
Republic of Cyprus
3.75%, 7/26/23(7)	EUR	57	$61,467
3.875%, 5/6/22(7)	EUR	1,615	1,771,772
4.25%, 11/4/25(7)	EUR	68	75,814
4.625%, 2/3/20(6)(7)	EUR	120	137,339
4.75%, 6/25/19(7)	EUR	415	474,463

Total Cyprus			$2,520,855

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(7)		2,000	$2,262,300

Total Dominican Republic			$2,262,300

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(6)		1,965	$2,122,200
10.50%, 3/24/20(7)		1,000	1,080,000
10.75%, 3/28/22(7)		325	353,437

Total Ecuador			$3,555,637

Security	Principal Amount* (000’s omitted)		Value
El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(7)		1,210	$1,255,375
7.75%, 1/24/23(7)		1,800	1,880,208
8.25%, 4/10/32(7)		875	888,125

Total El Salvador			$4,023,708

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(7)		2,443	$2,450,051

Total Fiji			$2,450,051

Georgia — 0.0%(11)
Republic of Georgia
6.875%, 4/12/21(7)		559	$612,049

Total Georgia			$612,049

Greece — 0.1%
Hellenic Republic Government Bond
4.75%, 4/17/19(6)(7)	EUR	1,977	$1,969,481

Total Greece			$1,969,481

Honduras — 0.2%
Honduras Government International Bond
7.50%, 3/15/24(7)		400	$429,360
8.75%, 12/16/20(7)		2,023	2,262,523

Total Honduras			$2,691,883

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(7)		2,413	$2,011,006

Total Iraq			$2,011,006

Kenya — 0.0%(11)
Republic of Kenya
6.875%, 6/24/24(7)		465	$441,258

Total Kenya			$441,258

Lebanon — 0.1%
Lebanese Republic
6.75%, 11/29/27(7)		1,800	$1,745,208

Total Lebanon			$1,745,208

Macedonia — 0.2%
Republic of Macedonia
3.975%, 7/24/21(7)	EUR	2,500	$2,646,942
4.875%, 12/1/20(6)	EUR	485	537,318
4.875%, 12/1/20(7)	EUR	303	335,686

Total Macedonia			$3,519,946

Nigeria — 0.1%
Republic of Nigeria
5.125%, 7/12/18(7)		1,800	$1,832,314

Total Nigeria			$1,832,314

Security	Principal Amount* (000’s omitted)	Value
Rwanda — 0.1%
Republic of Rwanda
6.625%, 5/2/23(7)	2,196	$2,182,218

Total Rwanda		$2,182,218

Serbia — 0.1%
Republic of Serbia
4.875%, 2/25/20(7)	600	$611,555
5.875%, 12/3/18(7)	980	1,026,921

Total Serbia		$1,638,476

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(7)(14)	1,425	$1,427,708

Total Seychelles		$1,427,708

Sri Lanka — 0.2%
Republic of Sri Lanka
6.125%, 6/3/25(7)	3,280	$3,102,214

Total Sri Lanka		$3,102,214

Suriname — 0.2%
Republic of Suriname
9.25%, 10/26/26(7)	3,970	$3,935,759

Total Suriname		$3,935,759

Tanzania — 0.2%
United Republic of Tanzania
7.25%, 3/9/20(7)(10)	3,049	$3,206,218

Total Tanzania		$3,206,218

Turkey — 0.2%
Republic of Turkey
5.625%, 3/30/21	1,680	$1,726,620
7.00%, 6/5/20	1,790	1,926,462

Total Turkey		$3,653,082

Zambia — 0.1%
Republic of Zambia
5.375%, 9/20/22(7)	663	$603,479
8.50%, 4/14/24(6)	614	603,301
8.97%, 7/30/27(6)	211	208,890

Total Zambia		$1,415,670

Total Foreign Government and Agency Securities (identified cost $61,877,543)		$61,199,537

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.1%
Government of Kenya
Term Loan, 6.50%, Maturing October 28, 2017(15)	$1,150		$1,147,125

Total Kenya			$1,147,125

Total Sovereign Loans (identified cost $1,142,423)			$1,147,125

Mortgage Pass-Throughs — 11.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(16)	$2,234		$2,299,324
5.50%, with various maturities to 2032	1,203		1,316,240
6.00%, with various maturities to 2031	391		424,530
6.50%, with various maturities to 2036	7,729		8,798,374
7.00%, with various maturities to 2036(16)	7,812		8,963,595
7.13%, with maturity at 2023	123		134,443
7.50%, with various maturities to 2035	5,374		6,161,405
7.65%, with maturity at 2022	120		129,118
8.00%, with various maturities to 2034	2,794		3,170,477
8.25%, with maturity at 2020	64		66,844
8.30%, with maturity at 2020	246		259,262
8.50%, with various maturities to 2031	1,934		2,196,038
9.00%, with various maturities to 2031	319		355,127
9.50%, with various maturities to 2025	295		308,009
10.00%, with maturity at 2020	24		25,473
10.50%, with maturity at 2020	27		28,685

			$34,636,944

Federal National Mortgage Association:
2.642%, with maturity at 2036(17)	$1,418		$1,428,681
2.695%, with maturity at 2037(17)	2,599		2,697,852
2.755%, with maturity at 2022(17)	298		302,247
2.797%, with maturity at 2036(17)	15,029		15,920,610
4.50%, with maturity at 2042(16)	12,035		12,982,142
5.00%, with various maturities to 2040(16)	14,176		15,475,826
5.50%, with various maturities to 2033	1,477		1,666,127
6.00%, with various maturities to 2033	4,148		4,566,186
6.317%, with maturity at 2032(17)	4,443		4,886,354
6.50%, with various maturities to 2036(16)	31,944		36,307,131
6.75%, with maturity at 2023	76		83,098
7.00%, with various maturities to 2037	14,698		16,929,220
7.50%, with various maturities to 2035	6,265		7,306,459
7.602%, with maturity at 2018(18)	2		1,938
7.926%, with maturity at 2027(18)	446		511,251
8.00%, with various maturities to 2034	1,996		2,307,660
8.146%, with maturity at 2029(18)	146		167,479
8.25%, with maturity at 2018	0	(19)	172
8.292%, with maturity at 2024(18)	22		25,359

Security	Principal Amount (000’s omitted)	Value
8.298%, with maturity at 2028(18)	$114	$132,725
8.498%, with maturity at 2027(18)	167	193,764
8.50%, with various maturities to 2037	1,878	2,165,584
9.00%, with various maturities to 2032	3,093	3,504,551
9.449%, with maturity at 2025(18)	51	55,665
9.50%, with various maturities to 2030	1,150	1,287,927
9.995%, with maturity at 2019(18)	15	15,225
10.00%, with various maturities to 2020	69	71,858
10.50%, with maturity at 2021	94	104,237

		$131,097,328

Government National Mortgage Association:
6.00%, with maturity at 2024	$760	$834,143
6.50%, with various maturities to 2032(16)	5,734	6,401,322
7.00%, with various maturities to 2033	2,589	3,049,557
7.50%, with various maturities to 2032(16)	8,151	9,282,284
8.00%, with various maturities to 2034(16)	4,770	5,579,305
8.30%, with maturity at 2020	102	108,114
8.50%, with various maturities to 2022	222	245,636
9.00%, with various maturities to 2025	945	1,079,433
9.50%, with various maturities to 2026	1,374	1,549,091
10.00%, with maturity at 2019	46	48,958

		$28,177,843

Total Mortgage Pass-Throughs (identified cost $188,097,816)		$193,912,115

Collateralized Mortgage Obligations — 17.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$418	$453,252
Series 242, (Principal Only), Class PO, 0.00%, 11/15/36(20)	8,144	7,506,521
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(20)	4,770	4,343,798
Series 267, (Interest Only), Class S5, 5.296%, 8/15/42(21)(22)	10,276	2,016,443
Series 284, (Interest Only), Class S6, 5.396%, 10/15/42(21)(22)	5,724	1,192,191
Series 1497, Class K, 7.00%, 4/15/23	390	431,149
Series 1529, Class Z, 7.00%, 6/15/23	567	629,335
Series 1620, Class Z, 6.00%, 11/15/23	454	495,484
Series 1677, Class Z, 7.50%, 7/15/23	330	370,087
Series 1702, Class PZ, 6.50%, 3/15/24	3,887	4,289,850
Series 2113, Class QG, 6.00%, 1/15/29	866	969,664
Series 2122, Class K, 6.00%, 2/15/29	156	173,630
Series 2130, Class K, 6.00%, 3/15/29	105	117,637
Series 2167, Class BZ, 7.00%, 6/15/29	108	123,725
Series 2182, Class ZB, 8.00%, 9/15/29	1,179	1,390,193
Series 2198, Class ZA, 8.50%, 11/15/29	1,437	1,677,947
Series 2245, Class A, 8.00%, 8/15/27	3,422	4,024,984
Series 2458, Class ZB, 7.00%, 6/15/32	1,177	1,370,047
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(20)	4,924	4,195,460
Series 3727, (Interest Only), Class PS, 5.996%, 11/15/38(21)(22)	4,056	168,813
Series 3762, Class SH, 8.767%, 11/15/40(21)	784	890,334

Security	Principal Amount (000’s omitted)	Value
Series 3973, (Interest Only), Class SG, 5.946%, 4/15/30(21)(22)	$5,113	$503,617
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(22)	6,431	722,534
Series 4070, (Interest Only), Class S, 5.396%, 6/15/32(21)(22)	11,503	2,051,706
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(22)	13,802	1,952,433
Series 4094, (Interest Only), Class CS, 5.296%, 8/15/42(21)(22)	5,952	1,207,889
Series 4095, (Interest Only), Class HS, 5.396%, 7/15/32(21)(22)	4,433	844,400
Series 4097, Class PE, 3.00%, 11/15/40	2,332	2,376,832
Series 4109, (Interest Only), Class ES, 5.446%, 12/15/41(21)(22)	94	18,039
Series 4109, (Interest Only), Class KS, 5.396%, 5/15/32(21)(22)	4,095	220,037
Series 4110, (Interest Only), Class SA, 4.946%, 9/15/42(21)(22)	7,552	1,178,096
Series 4149, (Interest Only), Class S, 5.546%, 1/15/33(21)(22)	5,603	1,003,851
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(22)	4,444	140,316
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(22)	4,568	490,025
Series 4203, (Interest Only), Class QS, 5.546%, 5/15/43(21)(22)	10,671	1,778,810
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(22)	3,648	128,595
Series 4273, Class PU, 4.00%, 11/15/43	3,676	3,716,660
Series 4273, Class SP, 10.355%, 11/15/43(21)	817	979,959
Series 4316, (Interest Only), Class JS, 5.396%, 1/15/44(21)(22)	3,720	632,570
Series 4326, Class TS, 11.787%, 4/15/44(21)	96	96,904
Series 4336, Class GU, 3.50%, 2/15/53	1,430	1,489,230
Series 4337, Class YT, 3.50%, 4/15/49	8,034	8,084,604
Series 4407, Class LN, 7.883%, 12/15/43(21)	612	581,101
Series 4416, Class SU, 7.367%, 12/15/44(21)	10,953	10,924,968
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(20)	784	576,781
Series 4452, Class ZJ, 3.00%, 11/15/44	3,207	2,960,964
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(20)	4,705	4,078,885
Series 4583, Class CZ, 3.50%, 5/15/46	4,769	4,719,075
Series 4584, Class PM, 3.00%, 5/15/46	9,527	9,761,288
Series 4616, Class EZ, 3.00%, 9/15/46	1,592	1,535,569
Series 4617, Class CZ, 3.50%, 5/15/46	12,590	12,468,721
Series 4630, Class CZ, 3.00%, 12/15/43	18,304	18,165,396
Series 4637, Class CU, 3.00%, 8/15/44	10,000	9,722,655
Series 4637, Class QU, 3.00%, 4/15/44	10,000	9,722,655
Series 4639, Class KF, 1.924%, 12/15/44(10)	5,622	5,573,266

		$157,238,975

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.456%, 4/25/28(10)	$2,750	$2,972,750
Series 2016-DNA2, Class M3, 5.406%, 10/25/28(10)	6,250	6,677,348
Series 2016-DNA4, Class M3, 4.556%, 3/25/29(10)	3,000	3,011,242

		$12,661,340

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$5	$5,051
Series G92-44, Class ZQ, 8.00%, 7/25/22	8	8,219
Series G92-46, Class Z, 7.00%, 8/25/22	190	205,539
Series G92-60, Class Z, 7.00%, 10/25/22	264	285,627
Series G93-35, Class ZQ, 6.50%, 11/25/23	5,205	5,668,915
Series G93-40, Class H, 6.40%, 12/25/23	1,087	1,179,869
Series 1988-14, Class I, 9.20%, 6/25/18	13	13,063
Series 1989-34, Class Y, 9.85%, 7/25/19	66	70,118
Series 1990-17, Class G, 9.00%, 2/25/20	36	38,185
Series 1990-27, Class Z, 9.00%, 3/25/20	26	27,792

Security	Principal Amount (000’s omitted)	Value
Series 1990-29, Class J, 9.00%, 3/25/20	$31	$33,689
Series 1990-43, Class Z, 9.50%, 4/25/20	136	145,410
Series 1991-98, Class J, 8.00%, 8/25/21	86	94,149
Series 1992-77, Class ZA, 8.00%, 5/25/22	505	554,035
Series 1992-103, Class Z, 7.50%, 6/25/22	32	35,405
Series 1992-113, Class Z, 7.50%, 7/25/22	65	71,743
Series 1992-185, Class ZB, 7.00%, 10/25/22	112	121,381
Series 1993-16, Class Z, 7.50%, 2/25/23	312	346,024
Series 1993-22, Class PM, 7.40%, 2/25/23	270	295,237
Series 1993-25, Class J, 7.50%, 3/25/23	346	385,765
Series 1993-30, Class PZ, 7.50%, 3/25/23	610	678,872
Series 1993-42, Class ZQ, 6.75%, 4/25/23	876	961,909
Series 1993-56, Class PZ, 7.00%, 5/25/23	129	143,215
Series 1993-156, Class ZB, 7.00%, 9/25/23	149	165,218
Series 1994-45, Class Z, 6.50%, 2/25/24	1,097	1,203,804
Series 1994-89, Class ZQ, 8.00%, 7/25/24	703	798,444
Series 1996-57, Class Z, 7.00%, 12/25/26	676	766,789
Series 1997-77, Class Z, 7.00%, 11/18/27	323	358,666
Series 1998-44, Class ZA, 6.50%, 7/20/28	340	378,942
Series 1999-45, Class ZG, 6.50%, 9/25/29	105	115,762
Series 2000-22, Class PN, 6.00%, 7/25/30	1,062	1,187,350
Series 2002-1, Class G, 7.00%, 7/25/23	193	210,418
Series 2002-21, Class PE, 6.50%, 4/25/32	841	958,506
Series 2005-75, Class CS, 21.176%, 9/25/35(21)	948	1,819,293
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(20)	6,462	5,566,547
Series 2007-74, Class AC, 5.00%, 8/25/37	8,964	9,639,537
Series 2010-99, (Interest Only), Class NS, 5.844%, 3/25/39(21)(22)	4,060	280,302
Series 2010-119, (Interest Only), Class SK, 5.244%, 4/25/40(21)(22)	964	23,018
Series 2010-124, (Interest Only), Class SJ, 5.294%, 11/25/38(21)(22)	4,219	402,389
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(22)	2,313	11,852
Series 2011-45, (Interest Only), Class SA, 5.894%, 1/25/29(21)(22)	3,083	165,639
Series 2011-49, Class NT, 6.00%, 6/25/41(21)	1,134	1,241,184
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(22)	16,002	1,668,853
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(22)	5,160	538,582
Series 2011-109, Class PE, 3.00%, 8/25/41	4,879	4,911,797
Series 2012-24, (Interest Only), Class S, 4.744%, 5/25/30(21)(22)	3,890	347,510
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(22)	8,883	947,556
Series 2012-56, (Interest Only), Class SU, 5.994%, 8/25/26(21)(22)	3,564	242,801
Series 2012-94, (Interest Only), Class KS, 5.894%, 5/25/38(21)(22)	9,449	1,443,048
Series 2012-103, (Interest Only), Class GS, 5.344%, 2/25/40(21)(22)	10,823	1,162,688
Series 2012-124, (Interest Only), Class IO, 1.766%, 11/25/42(18)(22)	11,100	562,102
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,721	3,946,112
Series 2012-150, (Interest Only), Class SK, 5.394%, 1/25/43(21)(22)	7,625	1,416,434
Series 2013-6, Class TA, 1.50%, 1/25/43	8,107	7,888,869
Series 2013-12, (Interest Only), Class SP, 4.894%, 11/25/41(21)(22)	3,953	569,032
Series 2013-15, (Interest Only), Class DS, 5.444%, 3/25/33(21)(22)	15,688	3,045,182
Series 2013-16, (Interest Only), Class SY, 5.394%, 3/25/43(21)(22)	3,523	631,907
Series 2013-52, Class MD, 1.25%, 6/25/43	9,097	8,664,101
Series 2013-54, (Interest Only), Class HS, 5.544%, 10/25/41(21)(22)	5,601	729,062
Series 2013-64, (Interest Only), Class PS, 5.494%, 4/25/43(21)(22)	6,222	1,017,907
Series 2013-67, Class NF, 1.756%, 7/25/43(10)	2,784	2,730,395
Series 2013-75, (Interest Only), Class SC, 5.494%, 7/25/42(21)(22)	15,241	2,122,854
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(22)	2,329	424,571

Security	Principal Amount (000’s omitted)	Value
Series 2014-35, Class CF, 1.106%, 6/25/44(10)	$6,931	$6,913,388
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(22)	2,368	397,283
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(22)	6,209	1,182,201
Series 2014-64, Class PA, 3.00%, 3/25/44	8,905	9,041,054
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(22)	7,921	1,512,074
Series 2015-17, (Interest Only), Class SA, 5.444%, 11/25/43(21)(22)	8,947	1,556,808
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(22)	7,146	1,284,659
Series 2015-89, Class ZB, 3.00%, 5/25/54	5,551	5,501,462
Series 2015-95, (Interest Only), Class SB, 5.244%, 1/25/46(21)(22)	20,248	4,154,882
Series 2016-1, (Interest Only), Class SJ, 5.394%, 2/25/46(21)(22)	30,480	6,304,945
Series 2016-22, Class ZE, 3.00%, 6/25/44	1,423	1,412,220

		$120,935,211

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$560	$573,959
Series 2011-156, Class GA, 2.00%, 12/16/41	1,010	913,513
Series 2016-75, Class LZ, 2.25%, 10/20/39	143	142,438
Series 2016-75, Class WZ, 2.25%, 11/16/43	835	847,366
Series 2016-81, Class CZ, 2.25%, 3/16/45	2,757	2,575,684
Series 2016-129, Class ZC, 2.00%, 6/20/45	7,471	7,236,528

		$12,289,488

Total Collateralized Mortgage Obligations (identified cost $310,696,972)		$303,125,014

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(6)	$24	$24,031
Series 2015-1, Class A2, 3.13%, 4/15/34(6)	2,400	2,416,603
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	3,000	3,316,958
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(18)	28	28,091
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 3.304%, 9/15/26(6)(10)	1,500	1,499,383
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(6)	1,000	781,431
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,262,025
Series 2015-P1, Class D, 3.225%, 9/15/48(6)	1,500	1,154,639
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	412,560
Series 2012-CR2, Class D, 4.855%, 8/15/45(6)(18)	1,650	1,649,981
Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	792,025
Series 2013-CR11, Class D, 5.169%, 10/10/46(6)(18)	2,500	2,369,659
Series 2014-CR21, Class D, 3.917%, 12/10/47(6)(18)	2,500	1,965,813
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,227,991
Series 2015-CR22, Class D, 4.126%, 3/10/48(6)(18)	4,100	3,263,744
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.365%, 12/15/49(18)	2,770	2,688,346

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	$2,448	$2,506,725
Series 2014-C19, Class D, 4.667%, 4/15/47(6)(18)	1,425	1,201,436
Series 2014-C21, Class D, 4.66%, 8/15/47(6)(18)	2,000	1,618,556
Series 2014-C22, Class C, 4.56%, 9/15/47(18)	730	718,778
Series 2014-C22, Class D, 4.56%, 9/15/47(6)(18)	4,500	3,964,387
Series 2014-C25, Class D, 3.948%, 11/15/47(6)(18)	2,100	1,622,114
Series 2015-C29, Class D, 3.702%, 5/15/48(18)	2,000	1,437,637
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	2,253	2,252,507
Series 2010-C2, Class D, 5.539%, 11/15/43(6)(18)	3,247	3,387,694
Series 2011-C5, Class D, 5.408%, 8/15/46(6)(18)	3,000	3,022,580
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,063,023
Series 2013-C13, Class D, 4.053%, 1/15/46(6)(18)	3,000	2,755,094
Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,114,847
Series 2014-DSTY, Class B, 3.771%, 6/10/27(6)	2,600	2,630,495
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.894%, 4/15/47(6)(18)	2,450	2,187,544
Series 2015-C23, Class D, 4.135%, 7/15/50(6)(18)	2,000	1,629,234
Series 2016-C32, Class D, 3.396%, 12/15/49(6)	1,600	1,121,569
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.902%, 6/11/49(18)	3,504	3,560,045
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	609	618,549
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(6)	2,500	2,512,644
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(6)(18)	3,000	3,008,066
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.063%, 1/10/45(6)(18)	2,850	3,061,785
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.296%, 7/15/46(6)(18)	3,000	2,636,542
Series 2015-C29, Class D, 4.225%, 6/15/48(18)	3,000	2,314,361
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,820,330
Series 2015-LC22, Class C, 4.54%, 9/15/58(18)	1,250	1,227,251
Series 2015-NXS1, Class D, 4.104%, 5/15/48(18)	2,500	1,994,153
Series 2015-SG1, Class C, 4.471%, 12/15/47(18)	1,575	1,498,311
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	666,213
Series 2014-LC14, Class D, 4.586%, 3/15/47(6)(18)	3,000	2,404,448

Total Commercial Mortgage-Backed Securities (identified cost $91,772,448)		$89,410,198

Asset-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.486%, 6/17/31(6)(10)	$2,875	$2,870,431
Series 2014-SFR1, Class D, 2.836%, 6/17/31(6)(10)	1,790	1,794,432
Apidos CLO XVII
Series 2014-17A, Class C, 4.18%, 4/17/26(6)(10)	1,000	958,230
Series 2014-17A, Class D, 5.63%, 4/17/26(6)(10)	1,000	893,547

Security	Principal Amount (000’s omitted)	Value
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(6)	$450	$456,386
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487%, 12/16/41(6)(14)	4,500	4,512,658
Colony American Homes
Series 2014-1A, Class C, 2.586%, 5/17/31(6)(10)	2,740	2,738,732
Series 2014-1A, Class D, 2.886%, 5/17/31(6)(10)	500	501,461
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(6)	1,660	1,666,314
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(6)	1,950	1,961,678
Series 2016-1, Class B, 2.03%, 7/22/21(6)	1,750	1,747,149
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(6)	1,400	1,398,335
Series 2016-2A, Class A1, 1.53%, 11/16/20(6)	881	879,846
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(6)	1,440	1,433,301
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(6)	3,600	3,597,902
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(6)	255	254,403
Invitation Homes Trust
Series 2013-SFR1, Class C, 2.605%, 12/17/30(6)(10)	1,250	1,251,054
Series 2013-SFR1, Class D, 2.905%, 12/17/30(6)(10)	1,000	1,003,685
Series 2015-SFR2, Class C, 2.68%, 6/17/32(6)(10)	2,000	2,005,308
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(6)	1,096	1,083,070
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(6)	1,600	1,607,514
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.23%, 7/17/25(6)(10)	1,075	1,054,602
Series 2013-1A, Class E, 5.38%, 7/17/25(6)(10)	1,300	1,165,943
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(6)	418	418,477
Series 2014-1A, Class B, 3.24%, 6/18/24(6)	1,200	1,205,095
Series 2015-1A, Class B, 3.85%, 3/18/26(6)	1,200	1,201,977
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(6)	557	554,313
Series 2015-1A, Class B, 3.05%, 3/22/32(6)	1,111	1,118,378
Silver Bay Realty Trust
Series 2014-1, Class C, 2.786%, 9/17/31(6)(10)	2,700	2,698,801
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(6)	2,353	2,367,907
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,000,746
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(6)	2,983	3,000,455
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(6)	1,000	999,170
Tricon American Homes
Series 2015-SFR1, Class D, 2.936%, 5/17/32(6)(10)	1,000	990,990
Series 2016-SFR1, Class D, 3.886%, 11/17/33(6)	1,300	1,266,697
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(6)	2,400	2,385,702

Security	Principal Amount (000’s omitted)	Value
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(6)	$3,160	$3,163,542

Total Asset-Backed Securities (identified cost $59,241,292)		$59,208,231

U.S. Government Agency Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(16)	$5,000	$5,085,510

		$5,085,510

Federal Home Loan Bank
4.125%, 12/13/19(16)	$3,975	$4,269,130
5.25%, 12/9/22(16)	9,000	10,519,245
5.375%, 5/15/19(16)	6,585	7,199,986
5.50%, 7/15/36	4,000	5,248,660

		$27,237,021

Total U.S. Government Agency Obligations (identified cost $31,357,308)		$32,322,531

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(16)	$25,000	$29,049,550

Total U.S. Treasury Obligations (identified cost $29,231,908)		$29,049,550

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(3)(13)(23)	31	$521,968

		$521,968

Automotive — 0.0%(11)
Dayco Products, LLC(13)(23)	27,250	$694,875

		$694,875

Business Equipment and Services — 0.0%(11)
Education Management Corp.(3)(13)(23)	5,580,468	$3,906
RCS Capital Corp.(3)(13)(23)	37,523	544,084

		$547,990

Health Care — 0.0%(11)
New Millennium Holdco, Inc.(13)(23)	42,216	$77,394

		$77,394

Security	Shares	Value
Lodging and Casinos — 0.1%
Affinity Gaming, LLC(13)(23)	46,819	$819,336
Tropicana Entertainment, Inc.(13)(23)	17,051	517,498

		$1,336,834

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(13)(23)	704	$0

		$0

Oil and Gas — 0.1%
Pacific Exploration and Production Corp.(23)	4,778	$194,441
Seventy Seven Energy, Inc.(13)(23)	38,014	1,710,630
Southcross Holdings Group, LLC(3)(13)(23)	78	0
Southcross Holdings L.P., Class A(13)(23)	78	28,600

		$1,933,671

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)(23)	5,187	$2,071,169
MediaNews Group, Inc.(3)(13)(23)	14,016	501,203
Nelson Education, Ltd.(3)(13)(23)	73,690	0

		$2,572,372

Total Common Stocks (identified cost $4,493,046)		$7,685,104

Convertible Bonds — 0.0%(11)

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.0%(11)
NRG Yield, Inc., 3.25%, 6/1/20(6)	$225	$217,125

Total Convertible Bonds (identified cost $217,724)		$217,125

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Business Equipment and Services — 0.0%(11)
Education Management Corp., Series A-1, 7.50%(3)(13)(23)	6,209	$1,738

Total Convertible Preferred Stocks (identified cost $438,211)		$1,738

Preferred Stocks — 0.1%

Security	Shares	Value
Banks and Thrifts — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(8)(9)	8,000	$834,000

Total Preferred Stocks (identified cost $808,500)		$834,000

Closed-End Funds — 1.2%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,946,653	$21,082,252

Total Closed-End Funds (identified cost $23,805,085)		$21,082,252

Warrants — 0.0%(11)

Security	Shares	Value
Food Products — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(23)	1,745	$0

		$0

Oil and Gas — 0.0%(11)
Seventy Seven Energy, Inc., Expires 8/1/21(13)(23)	10,827	$224,660

		$224,660

Total Warrants (identified cost $779,001)		$224,660

Miscellaneous — 0.0%(11)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(23)	2,257,600	$0

		$0

Lodging and Casinos — 0.0%(11)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(23)	$889,622	$445

		$445

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(23)	6,135,000	$0

		$0

Total Miscellaneous (identified cost $0)		$445

Short-Term Investments — 2.8%

U.S. Treasury Obligations — 0.0%(11)
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/2/17(24)	$500	$499,618

Total U.S. Treasury Obligations (identified cost $499,600)		$499,618

Other — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(25)	49,199,679	$49,204,599

Total Other (identified cost $49,208,854)		$49,204,599

Total Short-Term Investments (identified cost $49,708,454)		$49,704,217

Total Investments — 156.7% (identified cost $2,749,186,811)		$2,745,320,759

Less Unfunded Loan Commitments — (0.0)%(11)		$(185,324)

Net Investments — 156.7% (identified cost $2,749,001,487)		$2,745,135,435

Other Assets, Less Liabilities — (41.5)%		$(726,273,374)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.2)%		$(266,654,024)

Net Assets Applicable to Common Shares — 100.0%		$1,752,208,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $545,173,496 or 31.1% of the Fund’s net assets applicable to common shares.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, the aggregate value of these securities is $67,405,670 or 3.8% of the Fund’s net assets applicable to common shares.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(11)	Amount is less than 0.05% or (0.05)%, as applicable.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2016.

(15)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at December 31, 2016.

(16)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(17)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2016.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2016.

(19)	Principal amount is less than $500.

(20)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(21)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2016.

(22)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(23)	Non-income producing security.

(24)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(25)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $223,521.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,741,875	EUR	2,428,974	Citibank, N.A.	1/13/17	$183,456	$—
USD	1,297,353	EUR	1,204,118	JPMorgan Chase Bank, N.A.	1/25/17	28,404	—
USD	431,753	EUR	393,522	JPMorgan Chase Bank, N.A.	1/25/17	17,043	—
USD	158,428	EUR	145,323	JPMorgan Chase Bank, N.A.	1/25/17	5,281	—
USD	71,493	EUR	65,553	JPMorgan Chase Bank, N.A.	1/25/17	2,411	—
USD	55,953	EUR	51,444	JPMorgan Chase Bank, N.A.	1/25/17	1,739	—
USD	34,260	EUR	31,262	JPMorgan Chase Bank, N.A.	1/25/17	1,315	—
USD	18,069	EUR	16,194	JPMorgan Chase Bank, N.A.	1/25/17	1,003	—
EUR	350,000	USD	375,050	JPMorgan Chase Bank, N.A.	1/31/17	—	(6,109)
EUR	434,572	USD	454,039	State Street Bank and Trust Company	1/31/17	4,051	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	254,744	USD	273,178	State Street Bank and Trust Company	1/31/17	$—	$(4,648)
EUR	428,141	USD	459,267	State Street Bank and Trust Company	1/31/17	—	(7,957)
USD	645,921	CHF	638,275	State Street Bank and Trust Company	1/31/17	17,941	—
USD	3,845,349	EUR	3,513,981	Goldman Sachs International	1/31/17	141,207	—
USD	9,515,270	EUR	8,689,268	State Street Bank and Trust Company	1/31/17	355,777	—
USD	521,404	EUR	487,708	State Street Bank and Trust Company	1/31/17	7,303	—
USD	112,684	GBP	90,000	State Street Bank and Trust Company	1/31/17	1,686	—
USD	201,418	GBP	165,000	State Street Bank and Trust Company	1/31/17	—	(2,077)
USD	1,939,923	GBP	1,590,838	State Street Bank and Trust Company	1/31/17	—	(22,068)
USD	691,475	EUR	644,957	Deutsche Bank AG	2/21/17	10,973	—
USD	2,769,546	EUR	2,618,015	Deutsche Bank AG	2/27/17	6,486	—
USD	5,305,698	CAD	7,114,160	Goldman Sachs International	2/28/17	3,567	—
USD	15,055,160	EUR	14,118,523	State Street Bank and Trust Company	2/28/17	153,753	—
USD	2,453,556	EUR	2,300,911	State Street Bank and Trust Company	2/28/17	25,057	—
USD	282,327	EUR	265,000	State Street Bank and Trust Company	2/28/17	2,633	—
USD	817,108	EUR	772,308	State Street Bank and Trust Company	2/28/17	1,974	—
USD	264,878	EUR	250,000	State Street Bank and Trust Company	2/28/17	1,015	—
USD	4,094,230	GBP	3,266,520	HSBC Bank USA, N.A.	2/28/17	63,170	—
USD	3,566,607	EUR	3,331,534	Goldman Sachs International	3/6/17	49,372	—
USD	112,206	EUR	105,187	Goldman Sachs International	3/6/17	1,156	—
USD	3,660,365	GBP	2,983,037	Goldman Sachs International	3/31/17	—	(24,002)

						$1,087,773	$(66,861)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	54	Short	Mar-17	$(7,530,007)	$(7,595,945)	$(65,938)
U.S. 2-Year Treasury Note	275	Short	Mar-17	(59,615,711)	(59,589,062)	26,649
U.S. 5-Year Deliverable Interest Rate Swap	55	Short	Mar-17	(5,377,305)	(5,357,344)	19,961
U.S. 5-Year Treasury Note	275	Short	Mar-17	(32,400,586)	(32,357,618)	42,968
U.S. 10-Year Deliverable Interest Rate Swap	148	Short	Mar-17	(14,063,016)	(13,932,813)	130,203
U.S. 10-Year Treasury Note	325	Short	Mar-17	(40,508,787)	(40,391,406)	117,381
U.S. Ultra 10-Year Treasury Note	180	Short	Mar-17	(24,300,001)	(24,131,251)	168,750

						$439,974

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet (1)	EUR	321	Pays	6-month Euro Interbank Offered Rate	0.25	%(2)	12/21/21	$17
LCH.Clearnet(1)	EUR	1,436	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	(777)
LCH.Clearnet(1)	EUR	321	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	8,737
LCH.Clearnet(1)	EUR	1,239	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	(4,042)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	82	Receives	6-month Euro Interbank Offered Rate	0.75	%(2)	3/15/27	$(859)
LCH.Clearnet(1)	USD	1,700	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(2,605)

								$471

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after December 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,150	1.00	%(1)	6/20/22	3.08%	$(112,947)	$113,039	$92
Brazil	Deutsche Bank AG	1,800	1.00	(1)	9/20/20	2.04	(65,525)	90,781	25,256
Brazil	Goldman Sachs International	600	1.00	(1)	9/20/20	2.04	(21,841)	39,823	17,982
Russia	Citibank, N.A.	1,000	1.00	(1)	6/20/21	1.61	(25,477)	51,958	26,481
Russia	Deutsche Bank AG	1,200	1.00	(1)	9/20/20	1.32	(13,286)	97,005	83,719
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	1.32	(6,643)	54,408	47,765

Total		$6,350					$(245,719)	$447,014	$201,295

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $6,350,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(245,719)

Total		$—	$(245,719)

Foreign Exchange	Forward foreign currency exchange contracts	$1,087,773	$(66,861)

Total		$1,087,773	$(66,861)

Interest Rate	Financial futures contracts*	$505,912	$(65,938)
Interest Rate	Interest rate swaps (centrally cleared)	8,754	(8,283)

Total		$514,666	$(74,221)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	12/15/16	1/17/17	1.00%	$29,246,875	$29,259,874	$29,049,550
Bank of America	12/15/16	1/17/17	1.05	54,545,491	54,570,946	56,047,867
KGS Alpha Capital	12/15/16	1/17/17	0.95	50,562,564	50,583,913	52,824,811

Total				$134,354,930	$134,414,733	$137,922,228

At December 31, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,770,374,558

Gross unrealized appreciation	$54,247,471
Gross unrealized depreciation	(79,486,594)

Net unrealized depreciation	$(25,239,123)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$985,132,784	$1,586,783	$986,719,567
Corporate Bonds & Notes	—	909,292,026	0	909,292,026
Foreign Government and Agency Securities	—	61,199,537	—	61,199,537
Sovereign Loans	—	1,147,125	—	1,147,125
Mortgage Pass-Throughs	—	193,912,115	—	193,912,115
Collateralized Mortgage Obligations	—	303,125,014	—	303,125,014
Commercial Mortgage-Backed Securities	—	89,410,198	—	89,410,198
Asset-Backed Securities	—	59,208,231	—	59,208,231
U.S. Government Agency Obligations	—	32,322,531	—	32,322,531
U.S. Treasury Obligations	—	29,049,550	—	29,049,550
Common Stocks	2,422,569	1,620,205	3,642,330	7,685,104
Convertible Bonds	—	217,125	—	217,125
Convertible Preferred Stocks	—	—	1,738	1,738
Preferred Stocks	—	834,000	—	834,000
Closed-End Funds	21,082,252	—	—	21,082,252
Warrants	—	224,660	0	224,660
Miscellaneous	—	445	0	445
Short-Term Investments —
U.S. Treasury Obligations	—	499,618	—	499,618
Other	—	49,204,599	—	49,204,599
Total Investments	$23,504,821	$2,716,399,763	$5,230,851	$2,745,135,435
Forward Foreign Currency Exchange Contracts	$—	$1,087,773	$—	$1,087,773
Futures Contracts	505,912	—	—	505,912
Swap Contracts	—	8,754	—	8,754
Total	$24,010,733	$2,717,496,290	$5,230,851	$2,746,737,874

Liability Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$(66,861)	$—	$(66,861)
Futures Contracts	(65,938)	—	—	(65,938)
Swap Contracts	—	(254,002)	—	(254,002)
Total	$(65,938)	$(320,863)	$—	$(386,801)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2016 is not presented. At December 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017